Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 5.  Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill in the three months ended March 31, 2014, were as follows:

Balance at January 1, 2014	$—

Additions (see Note 3)	990,000

Balance at March 31, 2014	$990,000

Other intangible assets as of March 31, 2014, consist of:

	Gross	Net
	Carrying	Accumulated	Intangible
	Amount	Amortization	Assets

Purchased technology	$360,000	$25,000	$335,000
Customer lists and trademarks	1,500,000	99,500	1,400,500

Total as of March 31, 2014	$1,860,000	$124,500	$1,735,500

The estimated future amortization expenses by fiscal year are as follows:

Year ending December 31,
2014 (nine months remaining)	$373,400
2015	449,900
2016	421,000
2017	313,900
2018	148,500
Thereafter	28,800

Total amortization	$1,735,500

Intangible asset amortization expense for the three months ended March 31, 2014 and 2013, was $124,500 and nil, respectively.